BT INVESTMENT FUNDS
                                 SMALL CAP FUND
                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1999

THE FOLLOWING REPLACES THE SECTION "MANAGEMENT OF THE FUND: PORTFOLIO MANAGER" IN THE FUND'S PROSPECTUS:

Portfolio Manager. Timothy Woods, Principal of Bankers Trust, is the sole portfolio manager of the master portfolio.
o    Joined Bankers Trust in 1992 and the master portfolio in 1994.
o    14 years of investment and financial experience.
o Bachelors degree from Florida A&M University, MBA from The Wharton School, University of Pennsylvania, Chartered Financial Analyst.

                                                                   MARCH 8, 1999

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE